Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Intangible Assets [Line Items]
Carrying amounts		$ 119,108
Amortized on a straight-line basis term	20 years
Carrying amount	$ 119,311	119,255
Brand Name [Member]
Intangible Assets [Line Items]
Carrying amounts		118,606
Carrying amount	118,809	118,753
Archived Images [Member]
Intangible Assets [Line Items]
Carrying amounts	502	502
Carrying amount	$ 502	502
Developed Technology [Member]
Intangible Assets [Line Items]
Carrying amounts
Amortized on a straight-line basis term	7 years
Carrying amount
“L’Officiel” [Member] | Brand Name [Member]
Intangible Assets [Line Items]
Carrying amount	92,720	92,670
“L’Officiel” [Member] | Archived Images [Member]
Intangible Assets [Line Items]
Carrying amount	502	502
The Art Newspaper [Member] | Brand Name [Member]
Intangible Assets [Line Items]
Carrying amount	$ 25,950	25,936
Maximum [Member] | “L’Officiel” [Member]
Intangible Assets [Line Items]
Percentage of growth rate	1.90%
Maximum [Member] | The Art Newspaper [Member]
Intangible Assets [Line Items]
Percentage of growth rate	1.50%
Minimum [Member] | “L’Officiel” [Member]
Intangible Assets [Line Items]
Percentage of growth rate	2.50%
Minimum [Member] | The Art Newspaper [Member]
Intangible Assets [Line Items]
Percentage of growth rate	3.20%
Brand Name [Member]
Intangible Assets [Line Items]
Carrying amounts	$ 118,670
Intangible assets	$ 139	$ 147